UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21758

CLIPPER FUNDS TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2016
Date of reporting period: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (96.96%)
CONSUMER DISCRETIONARY – (17.22%)
Automobiles & Components – (5.15%)
Johnson Controls International PLC	1,252,396	$58,273,986
Media – (2.49%)
Liberty Global PLC, LiLAC Class C *	129,685	3,637,664
Liberty Global PLC, Series C *	742,193	24,522,057
		28,159,721
Retailing – (9.58%)
Amazon.com, Inc. *	101,956	85,368,778
CarMax, Inc. *	433,712	23,138,535
		108,507,313
	Total Consumer Discretionary	194,941,020
ENERGY – (12.59%)
Apache Corp.	1,033,659	66,019,800
Encana Corp. (Canada)	3,359,403	35,172,950
Occidental Petroleum Corp.	565,413	41,229,916
	Total Energy	142,422,666
FINANCIALS – (38.42%)
Banks – (11.91%)
JPMorgan Chase & Co.	711,542	47,381,582
U.S. Bancorp	847,299	36,340,654
Wells Fargo & Co.	1,152,542	51,034,560
		134,756,796
Diversified Financials – (21.75%)
Capital Markets – (8.74%)
Bank of New York Mellon Corp.	1,348,743	53,787,871
Charles Schwab Corp.	1,430,915	45,173,986
		98,961,857
Consumer Finance – (5.12%)
American Express Co.	904,586	57,929,688
Diversified Financial Services – (7.89%)
Berkshire Hathaway Inc., Class A *	413	89,298,860
		246,190,405
Insurance – (4.76%)
Property & Casualty Insurance – (4.76%)
Markel Corp. *	58,067	53,930,887
	Total Financials	434,878,088
HEALTH CARE – (4.37%)
Health Care Equipment & Services – (3.37%)
UnitedHealth Group Inc.	272,634	38,168,760
Pharmaceuticals, Biotechnology & Life Sciences – (1.00%)
Valeant Pharmaceuticals International, Inc. (Canada)*	459,670	11,284,899
	Total Health Care	49,453,659
INDUSTRIALS – (9.39%)
Capital Goods – (9.39%)
Safran S.A. (France)	527,268	37,907,596
United Technologies Corp.	673,175	68,394,580
	Total Industrials	106,302,176

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2016 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (6.88%)
Software & Services – (6.88%)
Alphabet Inc., Class A *	48,990	$39,390,900
Alphabet Inc., Class C *	49,022	38,104,310
ASAC II L.P. *(a)	407,313	395,012
	Total Information Technology	77,890,222
MATERIALS – (8.09%)
LafargeHolcim Ltd. (Switzerland)	940,454	50,768,109
Monsanto Co.	399,246	40,802,941
	Total Materials	91,571,050
TOTAL COMMON STOCK – (Identified cost $868,232,246)		1,097,458,881
PREFERRED STOCK – (1.77%)
CONSUMER DISCRETIONARY – (1.77%)
Retailing – (1.77%)
Didi Chuxing Joint Co., Series A (China)*(a)	524,409	20,046,635
TOTAL PREFERRED STOCK – (Identified cost $20,046,635)		20,046,635
SHORT-TERM INVESTMENTS – (1.28%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $3,515,152 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.875%, 10/31/16-08/20/46, total market value $3,585,300)	$3,515,000	3,515,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.49%, 10/03/16, dated 09/30/16, repurchase value of $1,345,055 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $1,371,900)	1,345,000	1,345,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $3,515,152 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.50%, 07/01/24-01/15/50, total market value $3,585,300)	3,515,000	3,515,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.65%, 10/03/16, dated 09/30/16, repurchase value of $6,151,333 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.429%-4.846%, 04/01/20-10/01/46, total market value $6,274,020)	6,151,000	6,151,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,526,000)		14,526,000

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2016 (Unaudited)

	Total Investments – (100.01%) – (Identified cost $902,804,881) – (b)	$1,132,031,516
	Liabilities Less Other Assets – (0.01%)	(144,925)
	Net Assets – (100.00%)	$1,131,886,591

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are fair valued under methods approved by the Board of Directors.  The aggregate value of restricted securities amounted to $20,441,647 or 1.81% of the Fund's net assets as of September 30, 2016.

(b)	Aggregate cost for federal income tax purposes is $902,806,699. At September 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$293,612,694
	Unrealized depreciation	(64,387,877)
	Net unrealized appreciation	$229,224,817

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the closing bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Trustees at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions. The Fund may price partnerships by calculating the liquidation value of the investment using the discounted value of residual cash in the vehicle.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2016 (Unaudited)

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$194,941,020	$–	$20,046,635	$214,987,655
Energy	142,422,666	–	–	142,422,666
Financials	434,878,088	–	–	434,878,088
Health Care	49,453,659	–	–	49,453,659
Industrials	106,302,176	–	–	106,302,176
Information Technology	77,495,210	–	395,012	77,890,222
Materials	91,571,050	–	–	91,571,050
Short-term securities	–	14,526,000	–	14,526,000
Total Investments	$1,097,063,869	$14,526,000	$20,441,647	$1,132,031,516

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the nine months ended September 30, 2016.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2016:

Investment Securities:
Beginning balance	$66,320,100
Change in unrealized appreciation (depreciation)	(42,132,401)
Cost of purchases	20,046,635
Proceeds from sales	(23,792,687)
Ending balance	$20,441,647

Change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2016	$(42,132,401)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.  The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2016 (Unaudited)

Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Fair Value at	Valuation	Unobservable
Investments at Value	September 30, 2016	Technique	Input	Amount
Common Stock	$395,012	Present Value Calculation	Annualized Yield	2.02%
Preferred Stock	20,046,635	Market Approach	Transaction Price	$38.2271
	$20,441,647

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUNDS TRUST

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 18, 2016

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 18, 2016